Nature of Operations and Going Concern	3 Months Ended
Jan. 31, 2026
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical stage pharmaceutical company currently engaged in phase I/IIa clinical trials of novel psychedelic medicines that have been developed to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s wholly-owned Israeli subsidiary (Clearmindmed Ltd.) functions as the research and development arm of the Company and the Company’s wholly-owned Canadian subsidiary, Clearmind Labs Corp.

The Company trades under the symbol “CMND” on the Nasdaq. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE but remains a reporting issuer in Canada.

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the three months ended January 31, 2026, the Company had not generated any revenues and had negative cash flows from operations of $2,084,949. As of January 31, 2026, the Company had an accumulated deficit of $31,734,307. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing sources to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares. Following the Reverse Split, holders of the Company’s common shares received 0.025 of a common share for every one common share.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.

d.	In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war on several fronts. As of October 9, 2025, Israel and Hamas entered into a ceasefire agreement calling for a permanent end of the war. However, there are no assurances that such agreements will hold. In June 2025, following escalating threats and intelligence reports of imminent attacks, Israel conducted preemptive strikes on military and nuclear infrastructure in Iran. Iran responded with drones and missiles attacks, some of which caused civilian casualties and infrastructure damage. While a ceasefire was reached between Israel and Iran in June 2025 after 12 days of hostilities, on February 28, 2026, the United States and Israel launched coordinated military strikes against Iran, including attacks on strategic military infrastructure and leadership targets, with the stated aim of degrading Iran’s capacity to conduct or support hostile operations against them. In response, Iran has fired missiles and drones toward population centers and military installations in Israel, Europe and neighboring countries in the Gulf region, and also launched counter-strikes against U.S. forces and allied bases throughout the Gulf region. In March 2026, hostilities resumed along Israel’s northern border with Lebanon, when Hezbollah resumed its attacks as part of a broader regional escalation. In response, Israel resumed military operations against Hezbollah in southern Lebanon. As of the date of these consolidated financial statements, conflict continues in parts of the region. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the security situation in Israel may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these condensed interim consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of January 31, 2026.